Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,292,985.19

Principal:
Principal Collections	$20,002,413.84
Prepayments in Full	$14,083,386.69
Liquidation Proceeds	$325,627.62
Recoveries	$81,668.77
Sub Total	$34,493,096.92
Collections	$36,786,082.11

Purchase Amounts:
Purchase Amounts Related to Principal	$411,671.60
Purchase Amounts Related to Interest	$2,361.53
Sub Total	$414,033.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,200,115.24

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$37,200,115.24
Servicing Fee	$575,614.48	$575,614.48	$0.00	$0.00	$36,624,500.76
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,624,500.76
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$36,624,500.76
Interest - Class A-3 Notes	$271,816.42	$271,816.42	$0.00	$0.00	$36,352,684.34
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$36,205,645.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,205,645.84
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$36,138,172.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,138,172.09
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$36,088,186.26
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,088,186.26
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$36,025,046.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,025,046.26
Regular Principal Payment	$33,138,274.45	$33,138,274.45	$0.00	$0.00	$2,886,771.81
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,886,771.81
Residual Released to Depositor	$0.00	$2,886,771.81	$0.00	$0.00	$0.00
Total		$37,200,115.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,138,274.45
Total					$33,138,274.45
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,138,274.45	$69.78	$271,816.42	$0.57	$33,410,090.87	$70.35
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$33,138,274.45	$20.58	$599,454.50	$0.37	$33,737,728.95	$20.95

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$412,885,701.53	0.8694161	$379,747,427.08	0.7996366
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$660,155,701.53	0.4100168	$627,017,427.08	0.3894349

Pool Information
Weighted Average APR	3.941%	3.933%
Weighted Average Remaining Term	38.18	37.34
Number of Receivables Outstanding	42,631	41,525
Pool Balance	$690,737,380.78	$655,577,253.25
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$662,285,775.69	$628,620,099.33
Pool Factor	0.4195957	0.3982373

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$9,833,658.80
Yield Supplement Overcollateralization Amount	$26,957,153.92
Targeted Overcollateralization Amount	$28,559,826.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,559,826.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		100	$337,027.78
(Recoveries)		73	$81,668.77
Net Losses for Current Collection Period			$255,359.01
Cumulative Net Losses Last Collection Period			$4,995,173.61
Cumulative Net Losses for all Collection Periods			$5,250,532.62

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.44%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.52%	515	$9,945,376.73
61-90 Days Delinquent	0.14%	46	$918,132.64
91-120 Days Delinquent	0.03%	12	$218,635.01
Over 120 Days Delinquent	0.09%	25	$577,707.61
Total Delinquent Receivables	1.78%	598	$11,659,851.99

Repossession Inventory:
Repossessed in the Current Collection Period		33	$771,139.01
Total Repossessed Inventory		44	$1,058,547.47

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3726%
Preceding Collection Period			0.4748%
Current Collection Period			0.4552%
Three Month Average			0.4342%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1576%
Preceding Collection Period			0.2369%
Current Collection Period			0.1999%
Three Month Average			0.1981%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer